Bank Loans (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022
Bank Loans [Line Items]
Bank loans	$ 23,232,856		$ 10,554,617
Carry amount		$ 58,000,000
Effective weighted average interest rates	2.95%	2.95%	3.467%	3.771%
Loan principals due year	1 year
Bank Loans [Member] | Office Building [Member]
Bank Loans [Line Items]
Carry amount	$ 15,651,184
Credit Facilities One [Member] | Line of Credit [Member]
Bank Loans [Line Items]
Borrow up existing credit facilities	15,979,054
Credit facilities used	$ 11,088,036